Average Annual Total Returns - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 29, 2025
Fidelity Advisor Dividend Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	19.54%
Past 5 years	9.86%
Past 10 years	9.28%
Fidelity Advisor Dividend Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.81%
Past 5 years	8.36%
Past 10 years	7.38%
Fidelity Advisor Dividend Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.99%
Past 5 years	7.51%
Past 10 years	6.95%
Fidelity Advisor Dividend Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	24.88%
Past 5 years	10.31%
Past 10 years	9.25%
Fidelity Advisor Dividend Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	22.09%
Past 5 years	10.12%
Past 10 years	9.28%
Fidelity Advisor Dividend Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	27.17%
Past 5 years	11.44%
Past 10 years	10.19%
Fidelity Advisor Dividend Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	27.33%
Past 5 years	11.61%
Past 10 years	10.36%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXWJP
Average Annual Return:
Past 1 year	16.66%
Past 5 years	10.52%
Past 10 years	11.46%